BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 17:-	BASIC AND DILUTED NET LOSS PER SHARE
	Year ended December 31,
	2022	2023	2024
Numerator:

Net loss available to shareholders of ordinary shares	$(130,368)	$(66,504)	$(93,461)

Denominator:
Weighted-average shares used in computing basic and diluted net loss per ordinary shares	40,583,002	41,658,424	44,182,071

Net loss per share, basic and diluted	$(3.21)	$(1.60)	$(2.12)

The total weighted average number of shares related to outstanding options, RSUs and PSUs that have been excluded from the computation of diluted net loss per ordinary share due to their antidilutive effect was 2,839,883, 3,013,220 and 2,781,892 for the years ended December 31, 2022, 2023 and 2024, respectively.

Additionally, 3,649,985 shares underlying the Convertible Notes have been excluded from the computation of diluted net loss per share for the years ended December 31, 2022 and 2023 as the effect would be anti-dilutive.

3,021,323 shares have been excluded for the same anti-dilutive effect for the year ended December 31, 2024,